Debt and Capital Structure - Additional Information (Detail)			3 Months Ended		6 Months Ended
	Feb. 09, 2022 CAD ($)	Feb. 09, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 CAD ($) $ / bbl	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit			$ 514,000,000		$ 514,000,000			$ 565,000,000
Committed demand facilities			0		0			0
Repayments of long-term debt			$ 750,000,000	$ 0	1,260,000,000	$ 0
Net premium (discount) on redemption of long-term debt				$ 0	$ (25,000,000)	0
Maximum debt to capitalization ratio			65.00%		65.00%		65.00%
Target net debt			$ 4,000,000,000		$ 4,000,000,000
Average crude oil price | $ / bbl					45.00
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			0		$ 0			79,000,000
Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			0		0			0
Maximum
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity			1,900,000,000		1,900,000,000			1,900,000,000
Amount of undrawn facilities for general purposes			1,400,000,000		1,400,000,000			1,400,000,000
Maximum | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed demand facilities							$ 450,000,000		$ 300,000,000
Maximum | WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed demand facilities							225,000,000		150,000,000
Maximum | Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			10,000,000		10,000,000
Maximum | Sunrise Oil Sands Partnership | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			5,000,000		$ 5,000,000
Minimum
Disclosure of detailed information about borrowings [line items]
Target net debt to adjusted EBITDA ratio					1.0
Committed Credit Facilities, Maturing August 18, 2024
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity			2,000,000,000		$ 2,000,000,000
Committed Credit Facilities, Maturing August 18, 2025
Disclosure of detailed information about borrowings [line items]
Credit facilities, maximum borrowing capacity			4,000,000,000		4,000,000,000
Unsecured notes, 3.80%, maturing 2023
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.80%	3.80%
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt		$ 402,000,000
Redemption premium	$ 7,000,000
Net premium (discount) on redemption of long-term debt	$ (32,000,000)
Canadian Dollar Denominated Unsecured Notes | 3.55% due March 12, 2025
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt			750,000,000
Net premium (discount) on redemption of long-term debt			32,000,000
Unsecured notes, 4.00%, maturing 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.00%	4.00%
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal			11,021,000,000		11,021,000,000		$ 7,001,000,000	12,113,000,000	$ 7,385,000,000
Repayments of long-term debt					1,260,000,000	$ 350,000,000
Net premium (discount) on redemption of long-term debt					(25,000,000)
Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal			$ 2,000,000,000		$ 2,000,000,000			2,750,000,000
Long-Term Debt | Canadian Dollar Denominated Unsecured Notes | 3.55% due March 12, 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate			3.55%		3.55%		3.55%
Total debt principal			$ 0		$ 0			$ 750,000,000